Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information
Document Type	F-1/A
Entity Registrant Name	Freightos Ltd
Amendment Description	Amendment No. 1
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001927719
Amendment Flag	true